Group Balance Sheets - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Property, plant and equipment	R 27,749	R 30,969
Intangible assets	533	545
Restricted cash	92	77
Restricted investments	3,301	3,271
Investments in associates	110	84
Inventories	43	46
Other non-current assets	334	264
Derivative financial assets	197	84
Total non-current assets	32,359	35,340
Current assets
Inventories	1,967	1,759
Restricted cash	44	38
Trade and other receivables	1,064	1,139
Derivative financial assets	309	539
Cash and cash equivalents	993	706
Total current assets	4,377	4,181
Total assets	36,736	39,521
Share capital and reserves
Share capital and premium	29,551	29,340
Other reserves	4,773	5,145
Accumulated loss	(11,710)	(9,103)
Total equity	22,614	25,382
Non-current liabilities
Deferred tax liabilities	688	1,145
Provision for environmental rehabilitation	3,054	3,309
Provision for silicosis settlement	942	925
Retirement benefit obligation	201	186
Borrowings	5,826	4,924
Other non-current liabilities	5	41
Derivative financial liabilities	172	10
Total non-current liabilities	10,888	10,540
Current liabilities
Borrowings	89	690
Trade and other payables	2,875	2,704
Derivative financial liabilities	270	205
Total current liabilities	3,234	3,599
Total equity and liabilities	R 36,736	R 39,521